SCHEDULE OF CHANGE IN PRIOR YEAR CONSOLIDATED BALANCE SHEETS (Details) (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Restructuring Cost and Reserve [Line Items]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.0001	$ 0.001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	1,000,000	10,000,000	1,000,000
Preferred stock, shares issued	0	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0	0
Common stock, par value	$ 0.0001	$ 0.001		$ 0.001
Common stock, shares authorized	50,000,000			50,000,000
Common stock, shares outstanding	16,223,301	10,000		10,000
Common stock, shares issued	16,223,301	10,000		10,000
Common Class A [Member]
Restructuring Cost and Reserve [Line Items]
Temporary equity, shares subject to possible redemption		1,976,036	1,976,036		8,625,000
Temporary equity, redemption price per share		$ 10.35
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000	500,000,000	50,000,000
Common stock, shares outstanding	0	473,750	473,750		473,750
Common stock, shares issued	0	473,750	473,750		473,750
Common Class B [Member]
Restructuring Cost and Reserve [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	5,000,000		5,000,000
Common stock, shares outstanding	0	2,156,250	2,156,250		2,156,250
Common stock, shares issued	0	2,156,250	2,156,250		2,156,250
Alset, HWH and HWH Merger Sub Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		1,000,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Alset, HWH and HWH Merger Sub Inc. [Member] | Common Class A [Member]
Restructuring Cost and Reserve [Line Items]
Temporary equity, shares subject to possible redemption		1,976,036
Temporary equity, redemption price per share		$ 10.35
Common stock, par value		$ 0.0001
Common stock, shares authorized		50,000,000
Common stock, shares outstanding		473,750
Common stock, shares issued		473,750
Alset, HWH and HWH Merger Sub Inc. [Member] | Common Class B [Member]
Restructuring Cost and Reserve [Line Items]
Common stock, par value		$ 0.0001
Common stock, shares authorized		5,000,000
Common stock, shares outstanding		2,156,250
Common stock, shares issued		2,156,250